Quarterly Holdings Report
for
Fidelity® Europe Fund
January 31, 2023
EUR-NPRT1-0423
1.813067.118
Common Stocks - 98.2%
	Shares	Value ($)
Bailiwick of Jersey - 4.4%
Experian PLC	208,600	7,628,399
Ferguson PLC	48,700	6,820,521
Glencore PLC	2,087,100	13,977,075
TOTAL BAILIWICK OF JERSEY		28,425,995
Belgium - 2.2%
Azelis Group NV	62,900	1,694,499
Fagron NV	200,208	2,953,594
KBC Group NV	58,700	4,330,534
UCB SA	58,400	4,785,843
TOTAL BELGIUM		13,764,470
Bermuda - 0.7%
Hiscox Ltd.	301,414	4,178,622
Denmark - 5.9%
DSV A/S	53,400	8,787,233
Novo Nordisk A/S Series B	150,400	20,813,838
Tryg A/S	156,900	3,588,474
Vestas Wind Systems A/S	154,000	4,506,286
TOTAL DENMARK		37,695,831
Finland - 4.0%
Elisa Corp. (A Shares)	127,200	7,243,393
Nordea Bank ABP	967,300	11,264,324
Sampo Oyj (A Shares)	133,700	7,001,604
TOTAL FINLAND		25,509,321
France - 22.0%
Air Liquide SA	86,780	13,817,642
AXA SA	294,900	9,200,593
BNP Paribas SA	150,700	10,350,358
Capgemini SA	44,100	8,337,342
Dassault Aviation SA	22,100	3,764,877
Dassault Systemes SA	105,500	3,923,639
Edenred SA	86,100	4,679,245
LVMH Moet Hennessy Louis Vuitton SE	36,300	31,689,009
Pernod Ricard SA	26,700	5,512,209
Sanofi SA	153,200	15,002,030
Sartorius Stedim Biotech	22,800	7,904,581
Teleperformance	18,600	5,156,352
TotalEnergies SE (a)	349,007	21,575,890
TOTAL FRANCE		140,913,767
Germany - 4.5%
Brenntag SE	49,800	3,717,473
Deutsche Borse AG	58,500	10,468,125
RWE AG	164,400	7,292,080
Scout24 AG (b)	47,500	2,756,523
Siemens Healthineers AG (b)	86,800	4,654,967
TOTAL GERMANY		28,889,168
Ireland - 2.3%
Bank of Ireland Group PLC	773,100	8,224,895
Flutter Entertainment PLC (Ireland) (c)	43,100	6,667,632
TOTAL IRELAND		14,892,527
Israel - 0.4%
NICE Ltd. (c)	13,200	2,719,047
Italy - 1.5%
FinecoBank SpA	291,635	5,215,489
Prada SpA	686,200	4,387,942
TOTAL ITALY		9,603,431
Luxembourg - 0.5%
B&M European Value Retail SA	542,400	2,993,760
Netherlands - 9.9%
Airbus Group NV	62,700	7,860,440
ASML Holding NV (Netherlands)	37,100	24,547,123
Ferrari NV (Italy)	22,100	5,499,555
Heineken NV (Bearer)	106,300	10,623,503
Prosus NV	128,212	10,352,512
RHI Magnesita NV	133,542	4,428,742
TOTAL NETHERLANDS		63,311,875
Norway - 2.3%
Equinor ASA	223,500	6,811,534
Kongsberg Gruppen ASA	72,700	2,884,227
TGS ASA	323,883	5,331,207
TOTAL NORWAY		15,026,968
Spain - 1.8%
Amadeus IT Holding SA Class A (c)	74,700	4,706,395
CaixaBank SA	1,540,000	6,832,919
TOTAL SPAIN		11,539,314
Sweden - 5.6%
ASSA ABLOY AB (B Shares)	283,500	6,678,200
Haypp Group (c)	491,497	1,454,620
HEXPOL AB (B Shares)	385,600	4,151,867
Indutrade AB	303,400	6,701,863
Investor AB (B Shares)	411,300	7,958,476
Kry International AB (c)(d)(e)	406	73,115
Sandvik AB	427,700	8,839,556
TOTAL SWEDEN		35,857,697
Switzerland - 8.9%
Compagnie Financiere Richemont SA Series A	79,180	12,206,177
Nestle SA (Reg. S)	261,070	31,852,898
Roche Holding AG (participation certificate)	42,290	13,201,686
TOTAL SWITZERLAND		57,260,761
United Kingdom - 20.6%
AstraZeneca PLC (United Kingdom)	178,600	23,398,841
Beazley PLC	660,400	5,414,258
Berkeley Group Holdings PLC	33,600	1,717,015
Bunzl PLC	155,954	5,710,356
Compass Group PLC	445,700	10,646,892
Deliveroo PLC Class A (b)(c)	2,126,500	2,437,091
Diageo PLC	370,887	16,217,446
Endava PLC ADR (c)	9,000	790,830
Grainger Trust PLC	853,700	2,732,249
JD Sports Fashion PLC	3,427,100	6,876,351
Lloyds Banking Group PLC	9,549,845	6,214,999
Londonmetric Properity PLC	895,871	2,079,726
Mondi PLC	303,240	5,693,727
Next PLC	52,100	4,250,840
Prudential PLC	765,438	12,717,807
Reckitt Benckiser Group PLC	109,836	7,827,017
RELX PLC (London Stock Exchange)	376,976	11,199,557
RS GROUP PLC	320,158	3,710,244
Safestore Holdings PLC	206,200	2,557,390
TOTAL UNITED KINGDOM		132,192,636
United States of America - 0.7%
ResMed, Inc.	18,300	4,179,171
TOTAL COMMON STOCKS (Cost $550,136,007)		628,954,361

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
Estonia - 0.1%
Bolt Technology OU Series E (c)(d)(e)	3,852	530,121
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (c)(d)(e)	2,345	422,303
TOTAL PREFERRED STOCKS (Cost $2,072,807)		952,424

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	8,782,729	8,784,486
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	3,974,603	3,975,000
TOTAL MONEY MARKET FUNDS (Cost $12,759,486)		12,759,486

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $564,968,300)	642,666,271
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,085,693)
NET ASSETS - 100.0%	640,580,578

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,848,581 or 1.5% of net assets.

(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,025,539 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736

Kry International AB	5/14/21	176,328

Kry International AB Series E	5/14/21	1,072,071

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	35,274,676	26,490,190	42,551	-	-	8,784,486	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	3,435,000	19,538,745	18,998,745	34,472	-	-	3,975,000	0.0%
Total	3,435,000	54,813,421	45,488,935	77,023	-	-	12,759,486

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.